INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES	NOTE 5 - INVENTORIES:
	December 31,	December 31,
	2022	2021

Raw materials	$38	$93
Smart cart electrical equipment	-	909
Smart cart parts	337	145
	$375	$1,147